intangible assets and goodwill	12 Months Ended
Dec. 31, 2018
intangible assets and goodwill
intangible assets and goodwill

18   intangible assets and goodwill

(a)  Intangible assets and goodwill, net

	Intangible assets subject to amortization					Intangible
	Customer contracts,		Access to			assets with			Total
	related customer		rights- of-	Assets		indefinite lives	Total		intangible
	relationships and		way and	under		Spectrum	intangible		assets and
(millions)	subscriber base	Software	other	construction	Total	licences	assets	Goodwill [1]	goodwill
At cost
As at January 1, 2017	$485	$4,295	$93	$212	$5,085	$8,693	$13,778	$4,151	$17,929
Additions	—	74	5	538	617	—	617	—	617
Additions arising from business acquisitions	134	101	—	—	235	—	235	452	687
Dispositions, retirements and other	(61)	(209)	(1)	—	(271)	—	(271)	—	(271)
Assets under construction put into service	—	406	—	(406)	—	—	—	—	—
Net foreign exchange differences	—	—	—	—	—	—	—	(3)	(3)
As at December 31, 2017	558	4,667	97	344	5,666	8,693	14,359	4,600	18,959
Additions	—	69	5	582	656	1	657	—	657
Additions arising from business acquisitions (b)	219	19	—	—	238	—	238	456	694
Dispositions, retirements and other	(138)	(248)	1	—	(385)	—	(385)	—	(385)
Assets under construction put into service	—	585	—	(585)	—	—	—	—	—
Net foreign exchange differences	(1)	—	—	—	(1)	—	(1)	41	40
As at December 31, 2018	$638	$5,092	$103	$341	$6,174	$8,694	$14,868	$5,097	$19,965
Accumulated amortization
As at January 1, 2017	$323	$3,032	$59	$—	$3,414	$—	$3,414	$364	$3,778
Amortization	48	500	4	—	552	—	552	—	552
Dispositions, retirements and other	(61)	(202)	(2)	—	(265)	—	(265)	—	(265)
As at December 31, 2017	310	3,330	61	—	3,701	—	3,701	364	4,065
Amortization	56	538	4	—	598	—	598	—	598
Dispositions, retirements and other	(140)	(247)	—	—	(387)	—	(387)	—	(387)
As at December 31, 2018	$226	$3,621	$65	$—	$3,912	$—	$3,912	$364	$4,276
Net book value
As at December 31, 2017	$248	$1,337	$36	$344	$1,965	$8,693	$10,658	$4,236	$14,894
As at December 31, 2018	$412	$1,471	$38	$341	$2,262	$8,694	$10,956	$4,733	$15,689
1

Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill. The goodwill additions arising from business acquisitions for the year ended December 31, 2017, have been adjusted as set out in (c).

As at December 31, 2018, our contractual commitments for the acquisition of intangible assets totalled $59 million over a period ending December 31, 2021 (2017 – $36 million over a period ending December 31, 2020).

(b)    Business acquisitions

AlarmForce Industries

On January 4, 2018, we acquired the customers, assets and operations of AlarmForce Industries Inc. in British Columbia, Alberta and Saskatchewan, the primary reason for which is to leverage our telecommunications infrastructure and expertise to continue to enhance connected home, business, security and health services for our customers.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill is not expected to be deductible for income tax purposes.

Xavient Information Systems

On February 6, 2018, through our TELUS International (Cda) Inc. subsidiary, we acquired 65% of Xavient Information Systems, a group of information technology consulting and software services companies with facilities in the United States and India. The investment was made with a view to enhancing our ability to provide complex and higher-value information technology services, improving our related sales and solutioning capabilities and acquiring multi-site redundancy in support of other facilities.

In respect of the 65% acquired business, we concurrently provided a written put option to the remaining selling shareholders; the written put option for the remaining 35% of the economic interest would become exercisable no later than December 31, 2020. The acquisition-date fair value of the puttable shares held by the non-controlling shareholders has been recorded as a provision (see Note 25). Also concurrent with our acquisition of the initial 65% interest, the non-controlling shareholders provided us with a purchased call option, which substantially mirrors the written put option.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). Not all of the amount assigned to goodwill is expected to be deductible for income tax purposes.

Medisys Health Group Inc.

On July 19, 2018, we acquired Medisys Health Group Inc., a business complementary to our existing lines of healthcare business. The investment was made with a view to growing the delivery of employee-centred workplace health and wellness services.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). None of the amount assigned to goodwill is expected to be deductible for income tax purposes.

Individually immaterial transactions

During the year ended December 31, 2018, we acquired 100% ownership of businesses complementary to our existing lines of business. The primary factor that gave rise to the recognition of goodwill was the earnings capacity of the acquired businesses in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacities of the businesses). A portion of the amounts assigned to goodwill may be deductible for income tax purposes.

Acquisition-date fair values

Acquisition-date fair values assigned to the assets acquired and liabilities assumed are set out in the following table:

	Home and business security-related				TELUS Health-related
		Individually		Xavient	Medisys	Individually		Individually
	AlarmForce	immaterial		Information	Health	immaterial		immaterial
As at acquisition-date fair values (millions)	Industries	transactions	Total	Systems	Group Inc. [1]	transactions	Total	transactions	Total
Assets
Current assets
Cash	$—	$1	$1	$8	$3	$—	$3	$—	$12
Accounts receivable [2]	—	—	—	33	15	2	17	4	54
Other	1	—	1	3	2	—	2	—	6
	1	1	2	44	20	2	22	4	72
Non-current assets
Property, plant and equipment
Buildings and leasehold improvements	—	—	—	1	12	—	12	—	13
Other	1	—	1	5	3	—	3	4	13
Intangible assets subject to amortization [3]
Customer contracts and related customer relationships	13	13	26	100	72	10	82	11	219
Software	—	—	—	—	4	10	14	5	19
Other	—	—	—	4	1	—	1	—	5
	14	13	27	110	92	20	112	20	269
Total identifiable assets acquired	15	14	29	154	112	22	134	24	341
Liabilities
Current liabilities
Short-term borrowings	—	—	—	6	62	—	62	—	68
Accounts payable and accrued liabilities	—	—	—	29	13	—	13	4	46
Advance billings and customer deposits	1	1	2	—	5	1	6	1	9
Provisions	—	—	—	—	2	—	2	—	2
	1	1	2	35	82	1	83	5	125
Non-current liabilities
Provisions	—	—	—	—	1	—	1	—	1
Other long-term liabilities	—	—	—	2	8	—	8	—	10
Deferred income taxes	1	3	4	—	20	—	20	—	24
	1	3	4	2	29	—	29	—	35
Total liabilities assumed	2	4	6	37	111	1	112	5	160
Net identifiable assets acquired	13	10	23	117	1	21	22	19	181
Goodwill	55	47	102	244	83	16	99	11	456
Net assets acquired	$68	$57	$125	$361	$84	$37	$121	$30	$637
Acquisition effected by way of:
Cash consideration	$68	$54	$122	$125	$3	$29	$32	$11	$290
Accounts payable and accrued liabilities	—	3	3	15	2	3	5	—	23
Provisions	—	—	—	202	—	5	5	—	207
Issue of TELUS Corporation Common Shares	—	—	—	—	79	—	79	19	98
Issue of shares by a subsidiary to a non-controlling interest	—	—	—	19	—	—	—	—	19
	$68	$57	$125	$361	$84	$37	$121	$30	$637

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of Medisys Health Group Inc.Upon having sufficient time to review the books and records of Medisys Health Group Inc.,we expect to finalize our purchase price allocation.

2

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

3

Customer contracts and customer relationships (including those related to customer contracts) are expected to be amortized over periods of 6 to 10 years; software is expected to be amortized over a period of 5 years.

Pro forma disclosures

The following pro forma supplemental information represents certain results of operations as if the business acquisitions noted above had been completed at the beginning of the fiscal 2018 year.

Year ended December 31, 2018 (millions except per share amounts)	As reported [1]	Pro forma [2]
Operating revenues	$14,368	$14,468
Net income	$1,624	$1,628
Net income per Common Share
Basic	$2.68	$2.68
Diluted	$2.68	$2.68
1

Operating revenues and net income for the year ended December 31, 2018, include: $17 and $NIL, respectively, in respect of AlarmForce Industries; $166 and $2, respectively, in respect of Xavient Information Systems; and $48 and $NIL, respectively, in respect of Medisys Health Group Inc.

2

Pro forma amounts for the year ended December 31, 2018, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

The pro forma supplemental information is based on estimates and assumptions that are believed to be reasonable. The pro forma supplemental information is not necessarily indicative of our consolidated financial results in future periods or the actual results that would have been realized had the business acquisitions been completed at the beginning of the periods presented. The pro forma supplemental information includes incremental property, plant and equipment depreciation, intangible asset amortization, financing and other charges as a result of the acquisitions, net of the related tax effects.

(c)    Business acquisition – prior period

On August 31, 2017, we acquired 55% of Voxpro Limited, a business process outsourcing and contact centre services company with facilities in Ireland, the United States and Romania. As at December 31, 2017, the purchase price allocation had not been finalized. During the three-month period ended March 31, 2018, preliminary acquisition-date values assigned for goodwill and provisions were finalized and each was increased by $19 million; as required by IFRS-IASB, comparative amounts have been adjusted so as to reflect those increases effective the acquisition date.

(d)    Business acquisition – subsequent to reporting period

On January 14, 2019, we acquired a business complementary to our existing telecommunications lines of business, for consideration consisting of cash of $89 million and TELUS Corporation Common Shares of $38 million. The investment was made with a view to growing our managed network, cloud, security and unified communications services.

As of February 14, 2019, our initial provision for the net identifiable assets acquired is in the range of $30 million – $40 million; as is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired business. Upon having sufficient time to review the books and records of the acquired business, as well as obtaining new and additional information about the related facts and circumstances as of the acquisition date, we will adjust the provisional amounts for identifiable assets acquired and liabilities assumed and thus finalize our purchase price allocation.

(e)    Intangible assets with indefinite lives – spectrum licences

Our intangible assets with indefinite lives include spectrum licences granted by Innovation, Science and Economic Development Canada, which are used for the provision of both mobile and fixed wireless services. The spectrum licence policy terms indicate that the spectrum licences will likely be renewed. We expect our spectrum licences to be renewed every 20 years following a review of our compliance with licence terms. In addition to current usage, our licensed spectrum can be used for planned and new technologies. As a result of our assessment of the combination of these significant factors, we currently consider our spectrum licences to have indefinite lives and, as referred to in Note 1(b), this represents a significant judgment for us.

(f)    Impairment testing of intangible assets with indefinite lives and goodwill

General

As referred to in Note 1(f), the carrying values of intangible assets with indefinite lives and goodwill are periodically tested for impairment and, as referred to in Note 1(b), this test represents a significant estimate for us, while also requiring significant judgments to be made.

The carrying values allocated to intangible assets with indefinite lives and goodwill are set out in the following table.

	Intangible assets with
	indefinite lives		Goodwill		Total
As at December 31 (millions)	2018	2017	2018	2017 [1]	2018	2017
Wireless	$8,694	$8,693	$2,861	$2,860	$11,555	$11,553
Wireline	—	—	1,872	1,376	1,872	1,376
	$8,694	$8,693	$4,733	$4,236	$13,427	$12,929
1	The goodwill balance for wireline as at December 31, 2017, has been adjusted as set out in (c).

The recoverable amounts of the cash-generating units’ assets have been determined based on a fair value less costs of disposal calculation. There is a material degree of uncertainty with respect to the estimates of the recoverable amounts of the cash-generating units’ assets, given the necessity of making key economic assumptions about the future. Recoverable amounts based on fair value less costs of disposal are categorized as Level 3 fair value measures.

We validate our recoverable amount calculation results through a market-comparable approach and an analytical review of industry facts and facts that are specific to us. The market-comparable approach uses current (at time of test) market consensus estimates and equity trading prices for U.S. and Canadian firms in the same industry. In addition, we ensure that the combination of the valuations of the cash-generating units is reasonable based on our current (at time of test) market value.

Key assumptions

The fair value less costs of disposal calculation uses discounted cash flow projections that employ the following key assumptions: future cash flows and growth projections (including judgments about the allocation of future capital expenditures to support both wireless and wireline operations); associated economic risk assumptions and estimates of the likelihood of achieving key operating metrics and drivers; estimates of future generational infrastructure capital expenditures; and the future weighted average cost of capital. We consider a range of reasonably possible amounts to use for key assumptions and decide upon amounts that represent management’s best estimates of market amounts. In the normal course, we make changes to key assumptions so that they reflect current (at time of test) economic conditions, updates of historical information used to develop the key assumptions and changes (if any) in our debt ratings.

The key assumptions for cash flow projections are based upon our approved financial forecasts, which span a period of three years and are discounted, for December 2018 annual impairment test purposes, at a consolidated post-tax notional rate of 7.0% (2017 – 7.0%). For impairment testing valuations, cash flows subsequent to the three-year projection period are extrapolated, for December 2018 annual impairment test purposes, using perpetual growth rates of 2.00% (2017 – 2.25%) for each of the wireless cash-generating unit and the wireline cash-generating unit; these growth rates do not exceed the long-term average growth rates observed in the markets in which we operate.

We believe that any reasonably possible change in the key assumptions on which the calculation of the recoverable amounts of our cash-generating units is based would not cause the cash-generating units’ carrying values (including the intangible assets with indefinite lives and the goodwill allocated to each cash-generating unit) to exceed their recoverable amounts. If the future were to adversely differ from management’s best estimates for the key assumptions and associated cash flows were to be materially adversely affected, we could potentially experience future material impairment charges in respect of our intangible assets with indefinite lives and goodwill.

Sensitivity testing

Sensitivity testing was conducted as a part of the December 2018 annual impairment test, a component of which was hypothetical changes in the future weighted average cost of capital. Stress testing included a scenario of moderate declines in annual cash flows with all other assumptions being held constant; under this scenario, we would be able to recover the carrying values of our intangible assets with indefinite lives and goodwill for the foreseeable future.